Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity	The activity related to stock options, during the nine months ended September 30, 2023 is summarized as follows:
	Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (Years)
Outstanding at December 31, 2022	9,581	$31.91
Granted	25,424	1.19
Exercised	—	—
Expired and forfeited	—	—
Outstanding at September 30, 2023	35,005	$9.60	8.2
Exercisable at September 30, 2023	32,514	$6.58	8.2
The activity related to stock options, during the year ended December 31, 2022 is summarized as follows:
	Shares	Weighted- average Exercise Price	Weighted- average Remaining Contractual Term (Years)
Outstanding at December 31, 2021	—	$—
Granted	15,708	38.57
Exercised	—	—
Expired and forfeited	(6,127)	49.00
Outstanding at December 31, 2022	9,581	$31.91	3.5
Exercisable at December 31, 2022	5,590	$19.71	2.6

Schedule of Assumptions used in Estimating Fair Value of Stock Options	The fair value of the stock options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:
Volatility	126.0%
Expected term (years)	5.03
Risk-free interest rate	3.09%
Expected dividend yield	0.0%
The fair value of the stock options was estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:
Volatility	96.5%
Expected term (years)	5.00
Risk-free interest rate	2.27%
Expected dividend yield	0.0%

Schedule of Stock-Based Compensation Expense	For the three and nine months ended September 30, 2023 and 2022, the Company recorded stock-based compensation expense for the period indicated as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
General and administrative:
RSU awards	$22,384	$23,928	$67,150	$108,040
Stock Options	7,216	(10,912)	48,988	36,784
General and administrative stock-based compensation expense	29,600	13,016	116,138	144,824
Research and development:
RSU awards	1,898	6,021	5,694	39,608
Stock Options	598	21,638	1,794	84,323
Research and development stock-based compensation expense	2,496	27,659	7,488	123,931
Total stock-based compensation expense	$32,096	$40,675	$123,626	$268,755
For the years ended December 31, 2022 and 2021, the Company recorded stock-based compensation expense for the period indicated as follows:
	Year Ended December 31,
	2022	2021
General and administrative:
RSU awards	$130,689	$412,214
Stock Options	44,000	—
General and administrative stock-based compensation expense	174,689	412,214
Research and development:
RSU awards	41,506	58,664
Stock Options	84,921	—
Research and development stock-based compensation expense	126,427	58,664
Total stock-based compensation expense	$301,116	$470,878